STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Advertising - 0.1%
Omnicom Group, Inc.	3,150	$261,166
Trade Desk, Inc. - Class A (a)	6,973	381,563
		642,729

Aerospace & Defense - 2.1%
Axon Enterprise, Inc. (a)	1,178	619,569
Boeing Co. (a)	12,197	2,080,198
General Dynamics Corp.	4,069	1,109,128
General Electric Co.	17,042	3,410,956
HEICO Corp.	688	183,827
HEICO Corp. - Class A	1,370	289,029
Howmet Aerospace, Inc.	6,539	848,304
L3Harris Technologies, Inc.	3,028	633,791
Lockheed Martin Corp.	3,843	1,716,707
Northrop Grumman Corp.	2,368	1,212,440
RTX Corp.	21,775	2,884,316
TransDigm Group, Inc.	882	1,220,062
		16,208,327

Agricultural & Farm Machinery - 0.2%
Deere & Co.	4,125	1,936,069

Agricultural Products & Services - 0.0%(b)
Archer-Daniels-Midland Co.	7,753	372,222

Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	2,294	275,853
FedEx Corp.	3,606	879,071
United Parcel Service, Inc. - Class B	11,949	1,314,271
		2,469,195

Apparel Retail - 0.4%
Ross Stores, Inc.	5,276	674,220
TJX Cos., Inc.	18,202	2,217,004
		2,891,224

Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	1,813	513,188

Application Software - 3.0%
Adobe, Inc. (a)	7,098	2,722,296
ANSYS, Inc. (a)	1,417	448,566

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Application Software - 3.0% (Continued)
AppLovin Corp. - Class A (a)	3,664	$970,850
Atlassian Corp. - Class A (a)	2,613	554,505
Autodesk, Inc. (a)	3,414	893,785
Bentley Systems, Inc. - Class B	3,153	124,039
Cadence Design Systems, Inc. (a)	4,380	1,113,965
Datadog, Inc. - Class A (a)	4,797	475,910
Fair Isaac Corp. (a)	373	687,872
HubSpot, Inc. (a)	810	462,745
Intuit, Inc.	4,458	2,737,167
MicroStrategy, Inc. - Class A (a)	3,748	1,080,436
Palantir Technologies, Inc. - Class A (a)	34,188	2,885,467
PTC, Inc. (a)	1,844	285,728
Roper Technologies, Inc.	1,742	1,027,048
Salesforce, Inc.	15,264	4,096,247
Samsara, Inc. - Class A (a)	3,081	118,095
Synopsys, Inc. (a)	2,484	1,065,263
Tyler Technologies, Inc. (a)	663	385,462
Workday, Inc. - Class A (a)	3,429	800,774
Zoom Communications, Inc. - Class A (a)	3,902	287,851
		23,224,071

Asset Management & Custody Banks - 1.1%
Ameriprise Financial, Inc.	1,579	764,410
Ares Management Corp. - Class A	3,146	461,235
Bank of New York Mellon Corp.	11,829	992,098
Blackrock, Inc.	2,323	2,198,673
Blackstone, Inc.	11,678	1,632,351
Blue Owl Capital, Inc. - Class A	9,179	183,947
KKR & Co., Inc.	10,903	1,260,496
Northern Trust Corp.	2,881	284,211
State Street Corp.	4,530	405,571
T Rowe Price Group, Inc.	3,537	324,944
TPG, Inc.	1,340	63,556
		8,571,492

Automobile Manufacturers - 1.8%
Ford Motor Co.	63,733	639,242
General Motors Co.	16,235	763,532
Rivian Automotive, Inc. - Class A (a)(c)	12,096	150,595
Stellantis NV	29,788	333,923
Tesla, Inc. (a)	45,710	11,846,204
		13,733,496

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Automotive Parts & Equipment - 0.0%(b)
Aptiv PLC (a)	3,798	$225,981

Automotive Retail - 0.4%
AutoZone, Inc. (a)	273	1,040,889
Carvana Co. (a)	2,011	420,460
O'Reilly Automotive, Inc. (a)	934	1,338,030
		2,799,379

Biotechnology - 2.0%
AbbVie, Inc.	28,928	6,060,995
Alnylam Pharmaceuticals, Inc. (a)	2,096	565,962
Amgen, Inc.	8,706	2,712,354
Biogen, Inc. (a)	2,296	314,185
Gilead Sciences, Inc.	20,359	2,281,226
Incyte Corp. (a)	2,741	165,968
Moderna, Inc. (a)	5,120	145,152
Natera, Inc. (a)	2,032	287,345
Regeneron Pharmaceuticals, Inc.	1,719	1,090,241
Vertex Pharmaceuticals, Inc. (a)	4,197	2,034,789
		15,658,217

Broadcasting - 0.0%(b)
Fox Corp. - Class A	3,421	193,629
Fox Corp. - Class B	1,950	102,784
		296,413

Broadline Retail - 3.8%
Amazon.com, Inc. (a)	154,555	29,405,634
eBay, Inc.	7,831	530,394
		29,936,028

Building Products - 0.5%
Builders FirstSource, Inc. (a)	1,835	229,265
Carrier Global Corp.	13,449	852,667
Johnson Controls International PLC	11,006	881,691
Lennox International, Inc.	522	292,753
Masco Corp.	3,186	221,554
Trane Technologies PLC	3,662	1,233,801
		3,711,731

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Cable & Satellite - 0.4%
Charter Communications, Inc. - Class A (a)	1,481	$545,793
Comcast Corp. - Class A	61,944	2,285,734
		2,831,527

Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	1,292	191,151
Old Dominion Freight Line, Inc.	3,333	551,445
		742,596

Casinos & Gaming - 0.1%
DraftKings, Inc. - Class A (a)	7,602	252,463
Las Vegas Sands Corp.	5,621	217,139
		469,602

Commercial & Residential Mortgage Finance - 0.0%(b)
Rocket Cos., Inc. - Class A (c)	1,373	16,572

Commodity Chemicals - 0.1%
Dow, Inc.	11,238	392,431
LyondellBasell Industries NV - Class A	4,224	297,370
Westlake Corp.	366	36,611
		726,412

Communications Equipment - 0.8%
Arista Networks, Inc. (a)	16,062	1,244,484
Cisco Systems, Inc.	59,113	3,647,863
Motorola Solutions, Inc.	2,732	1,196,097
		6,088,444

Computer & Electronics Retail - 0.0%(b)
Best Buy Co., Inc.	3,213	236,509

Construction & Engineering - 0.1%
Quanta Services, Inc.	2,386	606,473

Construction Machinery & Heavy Transportation Equipment - 0.6%
Caterpillar, Inc.	7,876	2,597,505
Cummins, Inc.	2,259	708,061
PACCAR, Inc.	8,292	807,392
Westinghouse Air Brake Technologies Corp.	2,651	480,759
		4,593,717

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Construction Materials - 0.2%
CRH PLC	10,914	$960,104
Martin Marietta Materials, Inc.	990	473,349
Vulcan Materials Co.	2,133	497,629
		1,931,082

Consumer Electronics - 0.1%
Garmin Ltd.	2,530	549,339

Consumer Finance - 0.6%
American Express Co.	8,271	2,225,312
Capital One Financial Corp.	6,002	1,076,159
Discover Financial Services	3,930	670,851
Synchrony Financial	6,563	347,445
		4,319,767

Consumer Staples Merchandise Retail - 1.9%
Costco Wholesale Corp.	7,239	6,846,502
Dollar General Corp.	3,582	314,965
Dollar Tree, Inc. (a)	2,970	222,958
Target Corp.	7,464	778,943
Walmart, Inc.	71,285	6,258,110
		14,421,478

Copper - 0.1%
Freeport-McMoRan, Inc.	22,782	862,527

Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	1,892	458,734
SS&C Technologies Holdings, Inc.	3,514	293,525
		752,259

Distillers & Vintners - 0.1%
Brown-Forman Corp. - Class A	526	17,605
Brown-Forman Corp. - Class B	4,720	160,197
Constellation Brands, Inc. - Class A	2,466	452,560
		630,362

Distributors - 0.0%(b)
Genuine Parts Co.	2,217	264,133

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Diversified Banks - 3.2%
Bank of America Corp.	113,029	$4,716,700
Citigroup, Inc.	29,897	2,122,388
Fifth Third Bancorp	10,969	429,985
First Citizens BancShares, Inc. - Class A	166	307,784
JPMorgan Chase & Co.	45,446	11,147,904
PNC Financial Services Group, Inc.	6,437	1,131,431
US Bancorp	25,193	1,063,648
Wells Fargo & Co.	54,325	3,899,992
		24,819,832

Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	6,549	896,820
Corebridge Financial, Inc.	4,171	131,679
		1,028,499

Diversified Support Services - 0.2%
Cintas Corp.	5,606	1,152,201
Copart, Inc. (a)	14,408	815,349
		1,967,550

Electric Utilities - 1.6%
Alliant Energy Corp.	4,177	268,790
American Electric Power Co., Inc.	8,671	947,480
Constellation Energy Corp.	5,326	1,073,881
Duke Energy Corp.	12,562	1,532,187
Edison International	6,315	372,080
Entergy Corp.	6,989	597,490
Evergy, Inc.	3,659	252,288
Eversource Energy	5,931	368,374
Exelon Corp.	15,902	732,764
FirstEnergy Corp.	8,816	356,343
NextEra Energy, Inc.	33,585	2,380,841
PG&E Corp.	35,677	612,931
PPL Corp.	11,560	417,432
Southern Co.	17,575	1,616,021
Xcel Energy, Inc.	9,712	687,512
		12,216,414

Electrical Components & Equipment - 0.6%
AMETEK, Inc.	3,857	663,944
Eaton Corp. PLC	6,504	1,767,982
Emerson Electric Co.	9,072	994,654
Hubbell, Inc.	872	288,554

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Electrical Components & Equipment - 0.6% (Continued)
Rockwell Automation, Inc.	1,838	$474,903
Vertiv Holdings Co. - Class A	6,006	433,633
		4,623,670

Electronic Components - 0.2%
Amphenol Corp. - Class A	19,598	1,285,433
Corning, Inc.	12,738	583,145
		1,868,578

Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	2,804	419,955
Teledyne Technologies, Inc. (a)	723	359,844
Trimble, Inc. (a)	3,994	262,206
Zebra Technologies Corp. - Class A (a)	749	211,638
		1,253,643

Electronic Manufacturing Services - 0.1%
TE Connectivity PLC	4,799	678,195

Environmental & Facilities Services - 0.4%
Republic Services, Inc.	3,318	803,487
Rollins, Inc.	4,639	250,645
Veralto Corp.	3,876	377,716
Waste Management, Inc.	6,544	1,515,002
		2,946,850

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	2,788	217,882
Corteva, Inc.	11,211	705,508
		923,390

Financial Exchanges & Data - 1.3%
Cboe Global Markets, Inc.	1,699	384,467
CME Group, Inc.	6,012	1,594,924
Coinbase Global, Inc. - Class A (a)	3,370	580,415
FactSet Research Systems, Inc.	619	281,422
Intercontinental Exchange, Inc.	9,319	1,607,528
Moody's Corp.	2,499	1,163,759
MSCI, Inc.	1,236	698,958
Nasdaq, Inc.	7,490	568,191
S&P Global, Inc.	5,184	2,633,990
Tradeweb Markets, Inc. - Class A	1,882	279,402
		9,793,056

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Food Distributors - 0.1%
Sysco Corp.	7,904	$593,116

Food Retail - 0.1%
Kroger Co.	10,843	733,963

Footwear - 0.2%
Deckers Outdoor Corp. (a)	2,680	299,651
NIKE, Inc. - Class B	18,941	1,202,374
		1,502,025

Gas Utilities - 0.0%(b)
Atmos Energy Corp.	2,532	391,397

Gold - 0.1%
Newmont Corp.	18,345	885,697

Health Care Distributors - 0.3%
Cardinal Health, Inc.	3,923	540,472
Cencora, Inc.	2,822	784,770
McKesson Corp.	2,032	1,367,515
		2,692,757

Health Care Equipment - 2.3%
Abbott Laboratories	27,868	3,696,690
Baxter International, Inc.	7,702	263,639
Becton Dickinson & Co.	4,733	1,084,141
Boston Scientific Corp. (a)	23,868	2,407,804
Dexcom, Inc. (a)	6,344	433,232
Edwards Lifesciences Corp. (a)	9,456	685,371
GE HealthCare Technologies, Inc.	7,427	599,433
Hologic, Inc. (a)	3,273	202,173
IDEXX Laboratories, Inc. (a)	1,323	555,594
Insulet Corp. (a)	1,051	276,003
Intuitive Surgical, Inc. (a)	5,822	2,883,462
Medtronic PLC	20,944	1,882,028
ResMed, Inc.	2,310	517,093
STERIS PLC	1,605	363,773
Stryker Corp.	5,635	2,097,629
Zimmer Biomet Holdings, Inc.	3,026	342,483
		18,290,548

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	3,018	$1,042,870

Health Care Services - 0.4%
Cigna Group	4,619	1,519,651
CVS Health Corp.	20,508	1,389,417
Labcorp Holdings, Inc.	1,383	321,879
Quest Diagnostics, Inc.	1,674	283,241
		3,514,188

Health Care Supplies - 0.1%
Align Technology, Inc. (a)	1,048	166,485
Cooper Cos., Inc. (a)	3,236	272,957
		439,442

Heavy Electrical Equipment - 0.2%
GE Vernova, Inc.	4,501	1,374,065

Home Improvement Retail - 1.0%
Home Depot, Inc.	16,212	5,941,536
Lowe's Cos., Inc.	9,222	2,150,847
		8,092,383

Homebuilding - 0.2%
DR Horton, Inc.	4,614	586,578
Lennar Corp. - Class A	3,557	408,272
Lennar Corp. - Class B	109	11,888
NVR, Inc. (a)	48	347,731
PulteGroup, Inc.	3,326	341,913
		1,696,382

Homefurnishing Retail - 0.0%(b)
Williams-Sonoma, Inc.	1,985	313,829

Hotels, Resorts & Cruise Lines - 0.8%
Airbnb, Inc. - Class A (a)	6,187	739,099
Booking Holdings, Inc.	538	2,478,518
Carnival Corp. (a)	15,901	310,546
Expedia Group, Inc.	2,166	364,105
Hilton Worldwide Holdings, Inc.	3,935	895,409
Marriott International, Inc. - Class A	3,662	872,288
Royal Caribbean Cruises Ltd.	3,854	791,766
		6,451,731

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Household Products - 1.2%
Church & Dwight Co., Inc.	3,994	$439,700
Clorox Co.	2,009	295,825
Colgate-Palmolive Co.	13,264	1,242,837
Kimberly-Clark Corp.	5,442	773,961
Procter & Gamble Co.	38,297	6,526,575
		9,278,898

Human Resource & Employment Services - 0.4%
Automatic Data Processing, Inc.	6,623	2,023,525
Paychex, Inc.	5,263	811,976
		2,835,501

Independent Power Producers & Energy Traders - 0.1%
Vistra Corp.	5,401	634,293

Industrial Conglomerates - 0.5%
3M Co.	8,896	1,306,467
Honeywell International, Inc.	10,619	2,248,573
		3,555,040

Industrial Gases - 0.6%
Air Products and Chemicals, Inc.	3,618	1,067,020
Linde PLC	7,720	3,594,741
		4,661,761

Industrial Machinery & Supplies & Components - 0.7%
Dover Corp.	2,238	393,172
Fortive Corp.	5,646	413,174
IDEX Corp.	1,139	206,125
Illinois Tool Works, Inc.	4,570	1,133,405
Ingersoll Rand, Inc.	6,567	525,557
Otis Worldwide Corp.	6,619	683,081
Parker-Hannifin Corp.	2,088	1,269,191
Stanley Black & Decker, Inc.	2,383	183,205
Symbotic, Inc. (a)(c)	305	6,164
Xylem, Inc.	3,954	472,345
		5,285,419

Insurance Brokers - 0.7%
Aon PLC - Class A	3,390	1,352,915
Arthur J Gallagher & Co.	4,111	1,419,282
Brown & Brown, Inc.	3,868	481,179

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Insurance Brokers - 0.7% (Continued)
Marsh & McLennan Cos., Inc.	8,011	$1,954,924
Willis Towers Watson PLC	1,636	552,886
		5,761,186

Integrated Oil & Gas - 1.8%
Chevron Corp.	27,434	4,589,434
Exxon Mobil Corp.	71,637	8,519,788
Occidental Petroleum Corp.	10,967	541,331
		13,650,553

Integrated Telecommunication Services - 0.8%
AT&T, Inc.	116,820	3,303,670
Verizon Communications, Inc.	63,185	2,866,071
		6,169,741

Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	4,366	630,974
ROBLOX Corp. - Class A (a)	9,183	535,277
Take-Two Interactive Software, Inc. (a)	2,771	574,290
		1,740,541

Interactive Media & Services - 6.2%
Alphabet, Inc. - Class A	95,284	14,734,718
Alphabet, Inc. - Class C	77,755	12,147,664
Meta Platforms, Inc. - Class A	35,605	20,521,298
Pinterest, Inc. - Class A (a)	9,246	286,626
Reddit, Inc. - Class A (a)	1,696	177,910
Snap, Inc. - Class A (a)	16,321	142,156
		48,010,372

Internet Services & Infrastructure - 0.4%
Akamai Technologies, Inc. (a)	2,334	187,887
Cloudflare, Inc. - Class A (a)	4,672	526,488
GoDaddy, Inc. - Class A (a)	2,266	408,197
MongoDB, Inc. (a)	1,123	196,974
Okta, Inc. (a)	2,412	253,791
Snowflake, Inc. - Class A (a)	4,599	672,190
Twilio, Inc. - Class A (a)	2,273	222,549
VeriSign, Inc. (a)	1,335	338,916
		2,806,992

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Investment Banking & Brokerage - 1.1%
Charles Schwab Corp.	25,050	$1,960,914
Goldman Sachs Group, Inc.	5,049	2,758,218
Interactive Brokers Group, Inc. - Class A	1,580	261,632
LPL Financial Holdings, Inc.	1,208	395,185
Morgan Stanley	20,056	2,339,934
Raymond James Financial, Inc.	2,996	416,175
Robinhood Markets, Inc. - Class A (a)	12,273	510,802
		8,642,860

IT Consulting & Other Services - 1.1%
Accenture PLC - Class A	10,299	3,213,700
Cognizant Technology Solutions Corp. - Class A	8,072	617,508
EPAM Systems, Inc. (a)	829	139,968
Gartner, Inc. (a)	1,225	514,182
International Business Machines Corp.	14,955	3,718,710
		8,204,068

Life & Health Insurance - 0.4%
Aflac, Inc.	9,193	1,022,170
MetLife, Inc.	9,670	776,404
Principal Financial Group, Inc.	3,706	312,675
Prudential Financial, Inc.	5,800	647,744
		2,758,993

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	4,621	540,564
Avantor, Inc. (a)	10,930	177,175
Danaher Corp.	10,745	2,202,725
ICON PLC (a)	1,338	234,137
Illumina, Inc. (a)	2,445	193,986
IQVIA Holdings, Inc. (a)	2,883	508,273
Mettler-Toledo International, Inc. (a)	339	400,328
Revvity, Inc.	1,977	209,167
Thermo Fisher Scientific, Inc.	6,155	3,062,728
Waters Corp. (a)	966	356,039
West Pharmaceutical Services, Inc.	1,175	263,059
		8,148,181

Managed Health Care - 1.4%
Centene Corp. (a)	8,666	526,113
Elevance Health, Inc.	3,778	1,643,279
Humana, Inc.	1,941	513,588

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Managed Health Care - 1.4% (Continued)
Molina Healthcare, Inc. (a)	923	$304,027
UnitedHealth Group, Inc.	14,944	7,826,920
		10,813,927

Metal, Glass & Plastic Containers - 0.0%(b)
Ball Corp.	4,855	252,800

Movies & Entertainment - 1.5%
Liberty Media Corp.-Liberty Formula One - Class A (a)	255	20,775
Liberty Media Corp.-Liberty Formula One - Class C (a)	3,432	308,914
Live Nation Entertainment, Inc. (a)	2,421	316,134
Netflix, Inc. (a)	6,945	6,476,421
Spotify Technology SA (a)	2,115	1,163,313
TKO Group Holdings, Inc.	1,129	172,523
Walt Disney Co.	29,342	2,896,055
Warner Bros Discovery, Inc. (a)	35,676	382,804
Warner Music Group Corp. - Class A	2,175	68,186
		11,805,125

Multi-line Insurance - 0.1%
American International Group, Inc.	10,151	882,528

Multi-Sector Holdings - 1.5%
Berkshire Hathaway, Inc. - Class B (a)	21,242	11,313,064

Multi-Utilities - 0.6%
Ameren Corp.	4,351	436,840
CenterPoint Energy, Inc.	10,616	384,618
CMS Energy Corp.	4,604	345,807
Consolidated Edison, Inc.	5,648	624,612
Dominion Energy, Inc.	13,431	753,076
DTE Energy Co.	2,971	410,800
Public Service Enterprise Group, Inc.	8,126	668,770
Sempra	10,347	738,362
WEC Energy Group, Inc.	5,160	562,337
		4,925,222

Oil & Gas Equipment & Services - 0.3%
Baker Hughes Co.	16,025	704,299
Halliburton Co.	13,260	336,406
Schlumberger NV	22,753	951,075
		1,991,780

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 0.9%
ConocoPhillips	21,064	$2,212,141
Coterra Energy, Inc.	11,590	334,951
Devon Energy Corp.	10,658	398,609
Diamondback Energy, Inc.	3,072	491,151
EOG Resources, Inc.	9,214	1,181,603
EQT Corp.	10,101	539,697
Expand Energy Corp.	3,667	408,211
Hess Corp.	4,745	757,919
Texas Pacific Land Corp.	310	410,747
		6,735,029

Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	5,238	763,124
Phillips 66	6,938	856,704
Valero Energy Corp.	5,156	680,953
		2,300,781

Oil & Gas Storage & Transportation - 0.6%
Cheniere Energy, Inc.	3,515	813,371
Kinder Morgan, Inc.	31,251	891,591
ONEOK, Inc.	9,530	945,567
Targa Resources Corp.	3,501	701,845
Williams Cos., Inc.	19,698	1,177,153
		4,529,527

Other Specialty Retail - 0.1%
Tractor Supply Co.	8,702	479,480
Ulta Beauty, Inc. (a)	752	275,638
		755,118

Packaged Foods & Meats - 0.5%
General Mills, Inc.	9,050	541,099
Hershey Co.	2,327	397,987
Hormel Foods Corp.	4,558	141,024
Kellanova	4,353	359,079
Kraft Heinz Co.	14,099	429,033
McCormick & Co., Inc.	4,119	339,035
Mondelez International, Inc. - Class A	21,982	1,491,479
Tyson Foods, Inc. - Class A	4,513	287,975
		3,986,711

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	22,941	$222,528
Packaging Corp. of America	1,441	285,347
Smurfit WestRock PLC	8,083	364,220
		872,095

Passenger Airlines - 0.0%(b)
Delta Air Lines, Inc.	2,472	107,779
Southwest Airlines Co.	2,344	78,712
United Airlines Holdings, Inc. (a)	1,341	92,596
		279,087

Passenger Ground Transportation - 0.3%
Grab Holdings Ltd. - Class A (a)	44,499	201,581
Uber Technologies, Inc. (a)	33,340	2,429,152
		2,630,733

Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	3,530	232,980
Kenvue, Inc.	31,340	751,533
		984,513

Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	33,002	2,012,792
Eli Lilly & Co.	13,897	11,477,671
Johnson & Johnson	39,268	6,512,205
Merck & Co., Inc.	41,203	3,698,381
Pfizer, Inc.	91,835	2,327,099
Royalty Pharma PLC - Class A	5,616	174,826
Zoetis, Inc.	6,793	1,118,468
		27,321,442

Property & Casualty Insurance - 1.2%
Allstate Corp.	4,251	880,255
Arch Capital Group Ltd.	5,814	559,191
Chubb Ltd.	6,114	1,846,367
Cincinnati Financial Corp.	2,393	353,494
Erie Indemnity Co. - Class A	470	196,954
Hartford Insurance Group, Inc.	4,704	582,026
Loews Corp.	2,728	250,730
Markel Group, Inc. (a)	204	381,400
Progressive Corp.	9,539	2,699,632

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 1.2% (Continued)
Travelers Cos., Inc.	3,602	$952,585
W R Berkley Corp.	4,444	316,235
		9,018,869

Rail Transportation - 0.5%
CSX Corp.	31,593	929,782
Norfolk Southern Corp.	3,601	852,897
Union Pacific Corp.	9,737	2,300,269
		4,082,948

Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (a)	4,899	640,691
CoStar Group, Inc. (a)	6,565	520,145
		1,160,836

Regional Banks - 0.3%
Citizens Financial Group, Inc.	6,996	286,626
Huntington Bancshares, Inc.	22,735	341,252
M&T Bank Corp.	2,671	477,441
Regions Financial Corp.	15,135	328,884
Truist Financial Corp.	21,649	890,857
		2,325,060

Research & Consulting Services - 0.3%
Booz Allen Hamilton Holding Corp.	2,047	214,075
Equifax, Inc.	2,011	489,799
Jacobs Solutions, Inc.	1,999	241,659
Leidos Holdings, Inc.	2,203	297,273
TransUnion	3,168	262,912
Verisk Analytics, Inc.	2,288	680,955
		2,186,673

Restaurants - 1.1%
Chipotle Mexican Grill, Inc. (a)	22,370	1,123,198
Darden Restaurants, Inc.	1,903	395,367
Domino's Pizza, Inc.	623	286,238
DoorDash, Inc. - Class A (a)	5,539	1,012,363
McDonald's Corp.	11,703	3,655,666
Starbucks Corp.	18,168	1,782,099
Yum! Brands, Inc.	4,492	706,861
		8,961,792

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Semiconductor Materials & Equipment - 0.7%
Applied Materials, Inc.	13,357	$1,938,368
Entegris, Inc.	2,347	205,316
KLA Corp.	2,191	1,489,442
Lam Research Corp.	20,972	1,524,664
Teradyne, Inc.	2,379	196,505
		5,354,295

Semiconductors - 9.0%
Advanced Micro Devices, Inc. (a)	26,163	2,687,987
Analog Devices, Inc.	8,056	1,624,653
Broadcom, Inc.	75,072	12,569,305
First Solar, Inc. (a)	1,664	210,379
GlobalFoundries, Inc. (a)	1,715	63,301
Intel Corp.	64,173	1,457,369
Marvell Technology, Inc.	14,094	867,768
Microchip Technology, Inc.	8,659	419,182
Micron Technology, Inc.	18,156	1,577,575
Monolithic Power Systems, Inc.	768	445,425
NVIDIA Corp.	384,616	41,684,682
NXP Semiconductors NV	3,971	754,728
ON Semiconductor Corp. (a)	6,836	278,157
QUALCOMM, Inc.	17,940	2,755,763
Skyworks Solutions, Inc.	2,459	158,925
Texas Instruments, Inc.	14,886	2,675,014
		70,230,213

Soft Drinks & Non-alcoholic Beverages - 1.1%
Coca-Cola Co.	57,414	4,111,991
Keurig Dr Pepper, Inc.	18,424	630,469
Monster Beverage Corp. (a)	11,838	692,760
PepsiCo, Inc.	22,383	3,356,107
		8,791,327

Specialty Chemicals - 0.5%
DuPont de Nemours, Inc.	6,058	452,411
Ecolab, Inc.	4,138	1,049,066
International Flavors & Fragrances, Inc.	4,172	323,789
PPG Industries, Inc.	3,782	413,562
Sherwin-Williams Co.	3,788	1,322,732
		3,561,560

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Steel - 0.1%
Nucor Corp.	3,810	$458,495
Steel Dynamics, Inc.	2,369	296,315
		754,810

Systems Software - 7.3%
Crowdstrike Holdings, Inc. - Class A (a)	3,634	1,281,276
Fortinet, Inc. (a)	10,334	994,751
Microsoft Corp.	121,511	45,614,014
Oracle Corp.	26,878	3,757,813
Palo Alto Networks, Inc. (a)	10,596	1,808,101
ServiceNow, Inc. (a)	3,358	2,673,438
Zscaler, Inc. (a)	1,554	308,345
		56,437,738

Technology Distributors - 0.0%(b)
CDW Corp.	2,177	348,886

Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	240,742	53,476,021
Dell Technologies, Inc. - Class C	5,122	466,870
Hewlett Packard Enterprise Co.	20,638	318,444
HP, Inc.	15,273	422,909
NetApp, Inc.	3,309	290,663
Sandisk Corp. (a)	1,640	78,080
Seagate Technology Holdings PLC	3,441	292,313
Super Micro Computer, Inc. (a)	8,050	275,632
Western Digital Corp. (a)	5,621	227,257
		55,848,189

Tobacco - 0.7%
Altria Group, Inc.	27,669	1,660,693
Philip Morris International, Inc.	25,378	4,028,250
		5,688,943

Trading Companies & Distributors - 0.4%
Fastenal Co.	9,104	706,015
Ferguson Enterprises, Inc.	3,233	518,023
United Rentals, Inc.	1,060	664,302
Watsco, Inc.	566	287,698
WW Grainger, Inc.	708	699,384
		2,875,422

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.8% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 2.9%
Block, Inc. (a)	8,871	$481,961
Corpay, Inc. (a)	1,098	382,894
Fidelity National Information Services, Inc.	8,713	650,687
Fiserv, Inc. (a)	9,382	2,071,827
Global Payments, Inc.	4,129	404,312
Mastercard, Inc. - Class A	13,312	7,296,573
PayPal Holdings, Inc. (a)	16,288	1,062,792
Toast, Inc. - Class A (a)	7,269	241,113
Visa, Inc. - Class A	28,121	9,855,286
		22,447,445

Water Utilities - 0.1%
American Water Works Co., Inc.	3,180	469,114

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.	7,795	2,079,004
TOTAL COMMON STOCKS (Cost $647,455,926)		760,513,636

REAL ESTATE INVESTMENT TRUSTS - 2.0%
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	5,428	777,778
Equinix, Inc.	1,570	1,280,100
		2,057,878

Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	2,600	240,526
Ventas, Inc.	6,525	448,659
Welltower, Inc.	10,174	1,558,758
		2,247,943

Industrial REITs - 0.2%
Lineage, Inc.	824	48,311
Prologis, Inc.	15,100	1,688,029
		1,736,340

Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	2,241	480,963
Equity Residential	6,025	431,270
Essex Property Trust, Inc.	974	298,599
Mid-America Apartment Communities, Inc.	1,893	317,229
UDR, Inc.	5,030	227,205
		1,755,266

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 2.0%	Shares	Value
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	4,596	$395,440
VICI Properties, Inc.	16,327	532,587
		928,027

Retail REITs - 0.2%
Realty Income Corp.	13,958	809,704
Simon Property Group, Inc.	5,082	844,018
		1,653,722

Self-Storage REITs - 0.2%
Extra Space Storage, Inc.	3,427	508,875
Public Storage	2,580	772,168
		1,281,043

Single-Family Residential REITs - 0.1%
Invitation Homes, Inc.	9,110	317,483
Sun Communities, Inc.	2,043	262,812
		580,295

Telecom Tower REITs - 0.4%
American Tower Corp.	7,739	1,684,007
Crown Castle, Inc.	6,873	716,373
SBA Communications Corp.	1,739	382,597
		2,782,977

Timber REITs - 0.0%(b)
Weyerhaeuser Co.	11,561	338,506
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $14,287,829)		15,361,997

SHORT-TERM INVESTMENTS - 0.2%
Investments Purchased with Proceeds from Securities Lending - 0.0%(b)
First American Government Obligations Fund - Class X, 4.27% (d)	169,626	169,626

Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.27% (d)	1,707,269	1,707,269
TOTAL SHORT-TERM INVESTMENTS (Cost $1,876,895)		1,876,895

TOTAL INVESTMENTS - 100.0% (Cost $663,620,650)		$777,752,528
Other Assets in Excess of Liabilities - 0.0% (b)		210,485
TOTAL NET ASSETS - 100.0%		$777,963,013

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2025 (Unaudited)
Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $164,170, which represented 0.0% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE 500 ETF

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Strive 500 ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$760,513,636	$—	$—	$760,513,636
Real Estate Investment Trusts	15,361,997	—	—	15,361,997
Investments Purchased with Proceeds from Securities Lending	169,626	—	—	169,626
Money Market Funds	1,707,269	—	—	1,707,269
Total Investments in Securities	$777,752,528	$—	$—	$777,752,528

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended March 31, 2025, the Strive 500 ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.